AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2008.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 177	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 179	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485.

☒           on May 23, 2008 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 115 to its Registration Statement until May 23, 2008. Post-Effective Amendment No. 115 to the Trust’s Registration Statement relates to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio, which were created pursuant to Post-Effective Amendment No. 79 to the Trust’s Registration Statement filed on August 2, 2006.  The effectiveness of the Registration Statement was delayed pursuant to Post-Effective Amendment Nos. 92, 95, 96, 106, 109, 112,  115, 118, 121, 124, 127, 130, 133, 136, 140, 144, 147, 150, 155, 161, 166 and 171 to the Trust’s Registration Statement filed on October 16, 2006, October 20, 2006, November 9, 2006,  November 28, 2006, December 20, 2006, January 10, 2007, January 31, 2007, February 16, 2007, March 1, 2007, March 20, 2007, April 19, 2007, May 18, 2007, June 15, 2007, July 13, 2007, August 10, 2007, September 10, 2007, October 10, 2007, November 9, 2007, December 7, 2007, January 4, 2008, February 1, 2008, February 29, 2008 and March 28, 2008, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 115 under the Securities Act of 1933 and Amendment No. 117 under the Investment Company Act of 1940, filed on February 20, 2007 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 25th day of April, 2008.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	April 25, 2008
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	April 25, 2008
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	April 25, 2008
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	April 25, 2008
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	April 25, 2008
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	April 25, 2008
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	April 25, 2008
Donald S. Wilson

*By: /s/ Stuart M. Strauss	April 25, 2008
Stuart M. Strauss
Attorney-In-Fact